Santo Mining Corp. - Statements of Cash Flows - Unaudited (USD $)	3 Months Ended
	Oct. 31, 2012 Scenario, Actual [Member]	Oct. 31, 2011 Scenario, Plan [Member]	Oct. 31, 2012 Scenario, Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (202,511)	$ (12,195)	$ (484,067)
Amortization expense	162	244	1,502
Share-based compensation	17,499		64,166
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	48,505	9,040	94,677
Net cash used in operating activities	(136,345)	(2,911)	(323,722)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of mineral claims	(29,523)		(106,119)
Payments for website	(210)		(5,090)
Net cash used in investing activities	(29,733)		(111,209)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	300,000		539,950
Proceeds from related party payable		2,540	79,696
Net cash provided by financing activities	300,000	2,540	619,646
Net change in cash	133,922	(371)	184,715
Cash, beginning of period	50,793	2,187
Cash, end of period	184,715	1,816	184,715
SUPPLEMENTAL CASHFLOW DISCLOSURES:
Interest paid			4
Income taxes paid	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares transferred between related parties for mineral claims	$ 6,654		$ 10,796